Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,488,961,023.25	39,024		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$297,000,000.00	3.826%		March 15, 2027
Class A-2a Notes	$253,000,000.00	4.02%		January 15, 2029
Class A-2b Notes	$253,000,000.00	4.07285%	*	January 15, 2029
Class A-3 Notes	$469,000,000.00	4.05%		October 15, 2030
Class A-4 Notes	$78,000,000.00	4.16%		April 15, 2032
Class B Notes	$42,630,000.00	4.34%		April 15, 2032
Class C Notes	$28,410,000.00	0.00%		September 15, 2033
Total	$1,421,040,000.00
		* 30-day average SOFR + 0.43%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,330,566.89

Principal:
Principal Collections	$29,520,568.46
Prepayments in Full	$15,489,486.62
Liquidation Proceeds	$146,691.37
Recoveries	$3,702.85
Sub Total	$45,160,449.30
Collections	$50,491,016.19

Purchase Amounts:
Purchase Amounts Related to Principal	$131,295.54
Purchase Amounts Related to Interest	$590.86
Sub Total	$131,886.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,622,902.59

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,622,902.59
Servicing Fee	$1,158,934.18	$1,158,934.18	$0.00	$0.00	$49,463,968.41
Interest - Class A-1 Notes	$649,622.13	$649,622.13	$0.00	$0.00	$48,814,346.28
Interest - Class A-2a Notes	$847,550.00	$847,550.00	$0.00	$0.00	$47,966,796.28
Interest - Class A-2b Notes	$887,315.63	$887,315.63	$0.00	$0.00	$47,079,480.65
Interest - Class A-3 Notes	$1,582,875.00	$1,582,875.00	$0.00	$0.00	$45,496,605.65
Interest - Class A-4 Notes	$270,400.00	$270,400.00	$0.00	$0.00	$45,226,205.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,226,205.65
Interest - Class B Notes	$154,178.50	$154,178.50	$0.00	$0.00	$45,072,027.15
Second Priority Principal Payment	$7,857,820.50	$7,857,820.50	$0.00	$0.00	$37,214,206.65
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$37,214,206.65
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,214,206.65
Regular Principal Payment	$189,319,361.45	$37,214,206.65	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,622,902.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$7,857,820.50
Regular Principal Payment					$37,214,206.65
Total					$45,072,027.15

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$45,072,027.15	$151.76	$649,622.13	$2.19	$45,721,649.28	$153.95
Class A-2a Notes	$0.00	$0.00	$847,550.00	$3.35	$847,550.00	$3.35
Class A-2b Notes	$0.00	$0.00	$887,315.63	$3.51	$887,315.63	$3.51
Class A-3 Notes	$0.00	$0.00	$1,582,875.00	$3.38	$1,582,875.00	$3.38
Class A-4 Notes	$0.00	$0.00	$270,400.00	$3.47	$270,400.00	$3.47
Class B Notes	$0.00	$0.00	$154,178.50	$3.62	$154,178.50	$3.62
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,072,027.15	$31.72	$4,391,941.26	$3.09	$49,463,968.41	$34.81

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$197,177,181.95	0.6638962	$152,105,154.80	0.5121386
Class A-2a Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-2b Notes	$253,000,000.00	1.0000000	$253,000,000.00	1.0000000
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000
Class A-4 Notes	$78,000,000.00	1.0000000	$78,000,000.00	1.0000000
Class B Notes	$42,630,000.00	1.0000000	$42,630,000.00	1.0000000
Class C Notes	$28,410,000.00	1.0000000	$28,410,000.00	1.0000000
Total	$1,321,217,181.95	0.9297537	$1,276,145,154.80	0.8980361

Pool Information
Weighted Average APR	4.845%	4.845%
Weighted Average Remaining Term	53.52	52.76
Number of Receivables Outstanding	37,440	36,555
Pool Balance	$1,390,721,015.69	$1,345,362,685.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,327,867,367.31	$1,284,949,361.45
Pool Factor	0.9340211	0.9035580

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,552,622.85
Yield Supplement Overcollateralization Amount	$60,413,324.36
Targeted Overcollateralization Amount	$88,834,307.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,217,531.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,552,622.85
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,552,622.85
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,552,622.85

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$70,287.89
(Recoveries)		1	$3,702.85
Net Loss for Current Collection Period			$66,585.04
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0575%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0003%
Prior Collection Period			0.0034%
Current Collection Period			0.0584%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		141	$74,651.65
(Cumulative Recoveries)			$3,702.85
Cumulative Net Loss for All Collection Periods			$70,948.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0048%

Average Realized Loss for Receivables that have experienced a Realized Loss			$529.44
Average Net Loss for Receivables that have experienced a Realized Loss			$503.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.44%	124	$5,915,656.50
61-90 Days Delinquent	0.04%	16	$517,938.76
91-120 Days Delinquent	0.00%	1	$8,117.33
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.48%	141	$6,441,712.59

Repossession Inventory:
Repossessed in the Current Collection Period		12	$468,555.72
Total Repossessed Inventory		13	$555,868.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0078%
Prior Collection Period			0.0374%
Current Collection Period			0.0465%
Three Month Average			0.0306%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0391%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-A
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$2,814,911.54
2 Months Extended	85	$4,123,867.73
3+ Months Extended	15	$704,665.44

Total Receivables Extended	156	$7,643,444.71
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer